DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 14:-	DERIVATIVE INSTRUMENTS The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2013	2012
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$152
Foreign exchange contracts	Other account payables and accrued expenses	(16)	-
Total derivatives designated as hedging instruments		$(16)	$152

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2013	2012	2011

Foreign exchange contracts	$179	$138	$177

Total	$179	$138	$177

Location	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2013	2012	2011

Revenues	$(77)	$156	$77
Operating expenses	424	(95)	25

Total	$347	$61	$102

	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2013	2012	2011

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$(3)	$89	$65

Total		$(3)	$89	$65